Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class T, Class B, and Class C
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Ford O'Neil (co-manager) has managed the fund since July 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 28.

Ford O'Neil is co-manager of the fund, which he has managed since July 2015 and, prior to that, from September 2001 to January 2015. Mr. O'Neil manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

AIG-15-02  August 14, 2015
1.744347.138

Supplement to the
Fidelity Advisor® Balanced Fund
Institutional Class
October 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Ford O'Neil (co-manager) has managed the fund since July 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 25.

Ford O'Neil is co-manager of the fund, which he has managed since July 2015 and, prior to that, from September 2001 to January 2015. Mr. O'Neil manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

AIGI-15-03  August 14, 2015
1.744350.133

Supplement to the
Fidelity Advisor® Balanced Fund
Class Z
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Ford O'Neil (co-manager) has managed the fund since July 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 24.

Ford O'Neil is co-manager of the fund, which he has managed since July 2015 and, prior to that, from September 2001 to January 2015. Mr. O'Neil manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

AIGZ-15-02  August 14, 2015
1.9863787.101